UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended June 30, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:            Archon Capital Management LLC

Address:         1301 5th Ave, Suite 3008
                 Seattle, WA  98101-2662


13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Constantinos J. Christofilis
Title:    Managing Member
Phone:    (206) 436-3600


Signature, Place and Date of Signing:


/s/ Constantinos J. Christofilis        Seattle, WA            August 14, 2012
--------------------------------    --------------------     -------------------
          [Signature]                  [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $185,307
                                          (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                                                   Archon Capital Management LLC
                                                           June 30, 2012

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------  ---------  --------  --------------------  ----------  --------  ---------------------
                                                          VALUE     SHS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION    MGRS       SOLE   SHARED NONE
--------------                --------------  ---------  --------  ---------  ---  ----  ----------  --------  --------- ------ ----
8X8 INC NEW                   COM             282914100   19,355   4,608,432  SH            Sole       None    4,608,432
AKAMAI TECHNOLOGIES INC       COM             00971T101    6,153     193,800  SH            Sole       None      193,800
ARUBA NETWORKS INC            COM             043176106    8,139     540,800  SH            Sole       None      540,800
CALLIDUS SOFTWARE INC         COM             13123E500    8,598   1,726,503  SH            Sole       None    1,726,503
CHINDEX INTERNATIONAL INC     COM             169467107    4,475     456,680  SH            Sole       None      456,680
CYNOSURE INC                  CL A            232577205   27,377   1,294,399  SH            Sole       None    1,294,399
DATAWATCH CORP                COM NEW         237917208    3,806     295,032  SH            Sole       None      295,032
DSW INC                       CL A            23334L102    8,631     158,656  SH            Sole       None      158,656
EGAIN COMMUNICATIONS          COM NEW         28225C806    4,009     735,573  SH            Sole       None      735,573
F5 NETWORKS INC               COM             315616102    2,987      30,000  SH            Sole       None       30,000
FARO TECHNOLOGIES INC         COM             311642102    5,773     137,193  SH            Sole       None      137,193
FIRST CASH FINL SVCS INC      COM             31942D107    4,985     124,100  SH            Sole       None      124,100
GLU MOBILE INC                COM             379890106    7,375   1,328,800  SH            Sole       None    1,328,800
HARRY WINSTON DIAMOND CORP    COM             41587B100    2,471     217,500  SH            Sole       None      217,500
HEALTHSTREAM INC              COM             42222N103    7,823     300,900  SH            Sole       None      300,900
IMRIS INC                     COM             45322N105    3,043   1,010,800  SH            Sole       None    1,010,800
INTERACTIVE INTELLIGENCE GRO  COM             45841V109    2,958     104,852  SH            Sole       None      104,852
INTERNAP NETWORK SVCS CORP    COM PAR $.001   45885A300    5,780     887,860  SH            Sole       None      887,860
JONES SODA CO                 COM             48023P106      561   1,751,983  SH            Sole       None    1,751,983
LOGMEIN INC                   COM             54142L109    2,855      93,551  SH            Sole       None       93,551
MARCHEX INC                   CL B            56624R108    6,823   1,890,155  SH            Sole       None    1,890,155
MICROS SYS INC                COM             594901100      358       7,000  SH            Sole       None        7,000
OPNET TECHNOLOGIES INC        COM             683757108    3,996     150,300  SH            Sole       None      150,300
PRGX GLOBAL INC               COM NEW         69357C503    5,992     753,655  SH            Sole       None      753,655
PROS HOLDINGS INC             COM             74346Y103    4,422     262,900  SH            Sole       None      262,900
REALPAGE INC                  COM             75606N109    1,806      78,000  SH            Sole       None       78,000
RIVERBED TECHNOLOGY INC       COM             768573107    8,781     543,700  SH            Sole       None      543,700
SCIENTIFIC GAMES CORP         CL A            80874P109    2,859     334,400  SH            Sole       None      334,400
SERVICESOURCE INTL LLC        COM             81763U100      693      50,000  SH            Sole       None       50,000
SHOE CARNIVAL INC             COM             824889109    6,716     312,512  SH            Sole       None      312,512
ULTIMATE SOFTWARE GROUP INC   COM             90385D107    3,637      40,900  SH            Sole       None       40,900
VALUEVISION MEDIA INC         CL A            92047K107    2,070     995,017  SH            Sole       None      995,017






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